Financial risk management - Market risk management from trading positions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Market risk management from trading positions [Abstract]
Market risk exposure for performance dividend type held	₩ 5,687,547	₩ 4,956,743
Minimum guaranteed risk amount that could result in a possible impact	₩ 264,326	₩ 280,577